Transactions with parties in interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with parties in interest	Transactions with parties in interest
Certain Plan investments are managed by parties that meet the definition of party in interest, as defined by ERISA. The following summary of transactions qualify as party-in-interest transactions for the years ended December 31, 2025 and 2024.

	Aggregate cost of purchases		Aggregate proceeds from sales and distributions to participants
	2025	2024	2025	2024
JPMorgan Chase & Co. common stock	$867,187,255	$722,047,072	$1,388,284,986	$1,311,338,179
Funds managed or co-managed by JPMorgan Investment Management Inc.:
Core Bond Fund	90,942,399	87,921,295	72,552,743	55,874,504
Emerging Markets Debt Fund	24,159,513	21,171,215	18,364,539	14,741,055
Short-Term Fixed Income Fund	471,567,727	332,749,207	425,735,705	294,317,894
Small Cap Core Fund	31,986,303	69,793,432	117,421,104	111,574,233
Stable Value Fund	756,458,091	548,031,372	805,509,853	814,374,401
The Plan Sponsor, JPMorgan Chase Bank, N.A., provides certain administrative services to the Plan and is reimbursed for these services, which totaled $1,124,247 and $1,292,297 for the years ended December 31, 2025 and 2024, respectively.